Long-term receivables, investments and other (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Categories Of Noncurrent Financial Assets [Abstract]
Investments in equity securities	$ 21,417	$ 14,807
Derivatives	40,804	10,612
Advances receivable from JV Inkai LLP	58,820	90,095
Investment tax credits	92,846	93,920
Amounts receivable related to tax dispute	303,222	264,042
Other receivables	39,053	49,506
Total (current and non current portion)	556,162	522,982
Less current portion	(36,089)	(10,498)
Net	$ 520,073	$ 512,484